Note 18 - Other Non Current Liabilities	6 Months Ended
Jun. 30, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
18.	Other Non Current Liabilities

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750. On January 1, 2013 the Company entered into an agreement with the owner of M/T Delos by which the termination fee outstanding as of December 31, 2012 was divided into two tranches, “Tranche A” ($4,500) that bears interest of 3% plus Libor and “Tranche B” ($806) that does not bear interest. This agreement provides for the repayment of Tranche A and Tranche B according to the following schedule.

Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014 (remainder)	540
2015	800
2016	800
2017	1,500	806
Total	3,640	806

Finally, according to this agreement the Company pays monthly interest payments. As of June 30, 2014 the non-current part of the termination fee is $3,506.